Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized tax benefits	$ 0
Accrued for interest and penalties	$ 0
Net tangible assets		$ 5,000,001
Redemption per share (in Dollars per share)	$ 10.42	$ 10.25
Federal insurance	$ 250,000	$ 250,000
Investment held in trust account	119,917,674
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering cost	5,610,317	5,610,317
Underwriting fees	1,265,000	1,265,000
Deferred underwriting fees	3,450,000	3,450,000
Other offering costs	895,317	895,317
Offering cost	5,404,094	5,404,094
Temporary equity	206,223	206,223
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net tangible assets		5,000,001
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity	$ 119,817,674
Redemption per share (in Dollars per share)	$ 10.42	$ 0
Class A Ordinary Shares [Member] | Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Redemption amount		$ 0